Revenue	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Revenue
23.	Revenue

(1)	Disaggregation of revenue

Disaggregation of revenue from contracts with customers and its relationship with segment revenue are as follows.

Year ended March 31, 2019

	(Millions of Yen)
	Steelmaking and Steel Fabrication	Engineering and Construction	Chemicals and Materials	System Solutions	Consolidated
Japan	3,431,461	264,674	155,184	201,868	4,053,188
Asia	1,194,440	34,746	78,872	2,831	1,310,890
Middle East	113,180	2	319	—	113,502
Europe	142,335	20,645	4,426	66	167,473
North America	279,575	997	4,055	151	284,779
Central and South America	188,473	279	156	34	188,944
Africa	46,202	—	0	—	46,202
Pacific	12,963	—	0	—	12,964

Total	5,408,633	321,346	243,014	204,952	6,177,947

Revenue is classified based on the geographic location of customers and presented at the amount less adjustment of inter-segment transactions.

(2)	Contract balances

	(Millions of Yen)
	At beginning of the year (As of April 1, 2018)	As of March 31, 2019
Receivables	685,761	774,803
Contract assets	45,044	67,769
Contract liabilities	22,936	28,488

Receivables and contract assets are included in “Trade and Other Receivables” in the consolidated statement of financial position.

Contract liabilities are included in “Other current liabilities” in the consolidated statement of financial position.

The amount included in the contract liabilities as of April 1, 2018 and recognized as revenue for the year ended March 31, 2019 amounted to 20,099 million yen.

The amount recognized as revenue for the year ended March 31, 2019 from performance obligations satisfied in previous periods is immaterial.

(3)	Transaction price allocated to the remaining performance obligation

	(Millions of Yen)
	As of March 31, 2019	Engineering and Construction	System Solutions
Within 1 year	259,610	184,782	74,828
Over 1 year	202,262	170,569	31,693

Total	461,872	355,351	106,521

The above is included transaction price allocated to the remaining performance obligation whose original expected duration of performance obligation is one year or less and is presented at the amount less adjustment of inter-segment transactions.

The Group applied the practical expedient and does not disclose the information with respect to Steelmaking and Steel Fabrication segments and Chemicals and Materials segments as original expected duration of performance obligation is mostly one year or less.

(4)	Assets recognized from the costs to obtain or fulfill a contract with a customer

The Group’s incremental costs of obtaining a contract and costs to fulfill a contract with customer required to be recognized as assets are immaterial.